Statements of Operations (Unaudited)(Quarterly) (Quarterly Member, USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
REVENUES	$ 63
OPERATING EXPENSES
Consulting expense	37,457	31,800
General and Administrative
Professional fees	19,908	11,819
Legal fees	18,750	18,750
Other expense	1,399	959
TOTAL OPERATING EXPENSES	77,514	63,328
NET LOSS FROM OPERATIONS	(77,451)	(63,328)
OTHER INCOME (EXPENSE)
Other income		20,623
Interest expense	(2,544)	(241)
TOTAL OTHER INCOME (EXPENSE)	(2,544)	20,382
NET LOSS	(79,995)	(42,946)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	$ (79,995)	$ (42,946)
NET LOSS PER COMMON SHARES	$ 0.00	$ 0.00
WEIGHTED AVERAGE SHARES
Basic and diluted	416,950,000	335,000,000